RESTRUCTURING - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Business Combination Segment Allocation [Line Items]
Restructuring costs	$ 1,527	$ 4,700	$ 3,600
Restructuring and related activities, completion period	3 months
Other restructuring costs
Business Combination Segment Allocation [Line Items]
Restructuring costs	$ 102		$ 600